PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of prepaid expenses and other receivables

	As of March 31,
(In thousands)	2022	2021

Prepaid insurance	$1,084	$1,445
Research & development tax credits	169	649
Tax deposits	142	–
Other prepaid expenses	45	48
Other receivables	40	34
Total prepaid expenses and other receivables	$1,480	$2,176